Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7 – Commitments and Contingencies

Appointment of President and Chief Executive Officer

On April 22, 2016, the Board approved the appointment of Mr. John D. Maatta as the Company’s President and Chief Executive Officer, effective as of May 3, 2016. Mr. Maatta will continue to serve as a member of the Board. In addition, the Board granted Mr. Maatta options to purchase up to an aggregate of 1,100,000 shares of the Company’s common stock, subject to the terms and conditions of the Third Amended and Restated 2011 Stock Incentive and Award Plan. Mr. Maatta formally entered into his Employment Agreement with the Company on July 17, 2016. Effective January 1, 2018, Mr. Maatta has elected to receive 50% of the compensation provided for his employment contract and is currently receiving $125,000 per year with the remainder of the balance deferred which amount is included in accounts payable and accrued expenses on the accompanying condensed consolidated balance sheets.

Consulting Agreement

As discussed in Note 6, on December 29, 2016, the Company entered into a Consulting Services Agreement (the “Consulting Agreement”) with Bristol managed by Paul L. Kessler, the Chairman of the Company. Pursuant to the Consulting Agreement, Mr. Kessler will serve as Executive Chairman of the Company. The initial term of the Agreement is from December 29, 2016 through March 28, 2017 (the “Initial Term”). The term of the Consulting Agreement will be automatically extended for additional terms of 90-day periods each (each a “Renewal Term” and together with the Initial Term, the “Term”), unless either the Company or Bristol gives prior written notice of non-renewal to the other party no later than thirty (30) days prior to the expiration of the then current Term.

During the Term, the Company will pay Bristol a monthly fee (the “Monthly Fee”) of Eighteen Thousand Seven Hundred Fifty and No/100 Dollars ($18,750). For services rendered by Bristol prior to entering into the Consulting Agreement, the Company will pay Bristol the Monthly Fee, pro-rated, for the time between September 1, 2016 and December 29, 2016. Bristol may also receive an annual bonus as determined by the Compensation Committee of the Company’s Board of Directors (the “Board”) and approved by the Board. Bristol has deferred payment of the monthly fees due from the Company as defined under the Consulting Agreement. At June 30, 2018 and December 31, 2017, the Company accrued $367,419 and $283,106, respectively, of monthly fees due to Bristol.

In addition, the Company granted to Bristol options to purchase up to an aggregate of 600,000 shares of the Company’s common stock.

Operating Lease

On June 16, 2016, the Company entered into a Standard Multi-Tenant Sublease (“Sublease”) with Bristol Capital Advisors, an entity controlled by the Company’s Chairman of the Board. The leased premises are owned by an unrelated third party and Bristol Capital Advisors passes the lease costs down to the Company. The term of the Sublease is for 5 years and 3 months beginning on July 1, 2016 with monthly payments of $8,118. Upon execution of the Sublease, the Company paid a security deposit of $9,137 and $199,238 for prepaid rent of which $25,837 and $76,006 remain at June 30, 2018 and December 31, 2017, respectively. During the six months ended June 30, 2018 and 2017, the Company incurred total rent expense of $40,969 and $83,268, respectively, under the Sublease.

See below for future minimum rent payments due.

Future minimum lease payments inclusive of related tax required under the non-cancelable operating lease are as follows:

Fiscal year ending December 31:
2018 (remainder of year)	$51,674
2019	104,899
2020	108,046
2021	83,054
$347,673

Obligation to Fund CONtv

As discussed in Note 3, on November 16, 2015, pursuant to that certain A&R Operating Agreement for CONtv, the Company’s ownership interest in CONtv was reduced to 10%. In addition, the Company is only obligated to fund on-going costs in the amount of $25,000 in cash on an on-going monthly basis for a period of 12 months following the effective date.

For the three and six months ended June 30, 2018 and 2017, the Company recognized $0 losses from this venture, respectively. As of June 30, 2018 and December 31, 2017, the amount due to CONtv was $224,241.

Malinoff Dispute

Randall Malinoff, the Company’s former Chief Operating Officer, who departed from on the Company as of July 5, 2017, is currently engaged in a dispute with the Company. A complaint for breach of contract and various disability discrimination claims was filed after the Company terminated him for cause. The Company believes that the matter, which is set for trial in 2019, is wrongful and is without merit. The Company currently intends to proceed to trial on this matter.

With the exception of the foregoing dispute, the Company is not involved in any disputes and does not have any litigation matters pending which the Company believes could have a materially adverse effect on the Company’s financial condition or results of operations.

Note 7 – Commitments and Contingencies

Employment Agreements

Appointment of Executive Vice President and Chief Operating Officer

On November 8, 2016, the Company formally entered into an employment agreement (the “Malinoff Employment Agreement”) with Randall S. Malinoff in connection with his appointment as the Company’s Executive Vice President and Chief Operating Officer on July 14, 2016 (the “Effective Date”) to serve for a period of two years from the Effective Date. In connection with such appointment, Mr. Malinoff will receive an annual base salary of $225,000 and will be eligible for a performance-based bonus at the discretion of the Board.

On November 8, 2016, pursuant to the terms of the Malinoff Employment Agreement, the Company granted six hundred thousand (600,000) options to purchase shares of the Company’s common stock.

On July 5, 2017, Mr. Malinoff departed from the Company. Mr. Malinoff is currently engaged in a dispute with the Company. The dispute pertains to his departure from the Company. Both Mr. Malinoff and the Company have retained counsel to engage on the issues in controversy. As of December 31, 2017, all of Mr. Malinoff’s options have been cancelled.

Appointment of President and Chief Executive Officer

On April 22, 2016, the Board approved the appointment of Mr. John D. Maatta as the Company’s President and Chief Executive Officer, effective as of May 3, 2016. Mr. Maatta will continue to serve as a member of the Board. In addition, the Board granted Mr. Maatta options to purchase up to an aggregate of 1,100,000 shares of the Company’s common stock, subject to the terms and conditions of the Third Amended and Restated 2011 Stock Incentive and Award Plan. Mr. Maatta formally entered into his Employment Agreement with the Company on July 17, 2016.

Mr. Maatta received the following, with effective dates as defined below:

1)	upon the effectiveness of the Maatta Appointment on May 3, 2016, three hundred thousand (300,000) options to purchase shares of the Company’s common stock at an exercise price of $0.50 per share, such options to vest only upon a Change in Control (as defined in Mr. Maatta’s Employment Agreement) during Mr. Maatta’s tenure as President and Chief Executive Officer;

2)	upon the effectiveness of the Maatta Appointment on May 3, 2016, eight hundred thousand (800,000) options to purchase shares of the Company’s common stock, such options to vest, at the applicable exercise price, as follows:

a.	one hundred thousand (100,000) options shall be exercisable at a price of $0.50 per share and shall vest immediately;

b.	one hundred thousand (100,000) options shall be exercisable at a price of $0.50 per share and shall vest by September 30, 2016;

c.	one hundred thousand (100,000) options shall be exercisable at a price of $0.50 per share and shall vest by December 31, 2016;

d.	one hundred thousand (100,000) options shall be exercisable at a price of $0.55 per share and shall vest by March 31, 2017;

e.	one hundred thousand (100,000) options shall be exercisable at a price of $0.55 per share and shall vest by June 30, 2017;

f.	one hundred thousand (100,000) options shall be exercisable at a price of $0.55 per share and shall vest by September 30, 2017;

g.	one hundred thousand (100,000) options shall be exercisable at a price of $0.60 per share and shall vest by December 31, 2017; and

h.	one hundred thousand (100,000) options shall be exercisable at a price of $0.60 per share and shall vest by March 31, 2018.

Consulting Agreement

As discussed in Note 6, on December 29, 2016, the Company entered into a Consulting Services Agreement (the “Consulting Agreement”) with Bristol managed by Paul L. Kessler, the Chairman of the Company. Pursuant to the Consulting Agreement, Mr. Kessler will serve as Executive Chairman of the Company. The initial term of the Agreement is from December 29, 2016 through March 28, 2017 (the “Initial Term”). The term of the Consulting Agreement will be automatically extended for additional terms of 90-day periods each (each a “Renewal Term” and together with the Initial Term, the “Term”), unless either the Company or Bristol gives prior written notice of non-renewal to the other party no later than thirty (30) days prior to the expiration of the then current Term.

During the Term, the Company will pay Bristol a monthly fee (the “Monthly Fee”) of Eighteen Thousand Seven Hundred Fifty and No/100 Dollars ($18,750). For services rendered by Bristol prior to entering into the Consulting Agreement, the Company will pay Bristol the Monthly Fee, pro-rated, for the time between September 1, 2016 and December 29, 2016. Bristol may also receive an annual bonus as determined by the Compensation Committee of the Company’s Board of Directors (the “Board”) and approved by the Board. At December 31, 2017 and 2016, the Company accrued $208,106 and $75,000 of monthly fees due to Bristol, respectively.

In addition, the Company will grant to Bristol options to purchase up to an aggregate of 600,000 shares of the Company’s common stock in accordance with the following vesting schedule and at the applicable exercise prices therein:

Bristol received the following, with effective dates as defined below:

1)	upon the effectiveness of the Consulting Agreement on December 29, 2016, seventy-five thousand (75,000) options to purchase shares of the Company’s common stock at an exercise price of $0.50 per share, such options to vest upon execution of the agreement;

2)	upon the effectiveness of the Consulting Agreement on December 29, 2016, five hundred twenty-five thousand (525,000) options to purchase shares of the Company’s common stock, such options to vest, at the applicable exercise price, as follows:

a.	Seventy-five thousand (75,000) options shall be exercisable at a price of $0.50 per share and shall vest immediately;

b.	Seventy-five thousand (75,000) options shall be exercisable at a price of $0.55 per share and shall vest by March 31, 2017;

c.	Seventy-five thousand (75,000) options shall be exercisable at a price of $0.55 per share and shall vest by June 30, 2017;

d.	Seventy-five thousand (75,000) options shall be exercisable at a price of $0.55 per share and shall vest by September 30, 2017;

e.	Seventy-five thousand (75,000) options shall be exercisable at a price of $0.60 per share and shall vest by December 31, 2017;

f.	Seventy-five thousand (75,000) options shall be exercisable at a price of $0.60 per share and shall vest by March 31, 2018; and

g.	Seventy-five thousand (75,000) options shall be exercisable at a price of $0.60 per share and shall vest by June 30, 2018.

Operating Lease

On June 16, 2016, the Company entered into a Standard Multi-Tenant Sublease (“Sublease”) with Bristol Capital Advisors, an entity controlled by the Company’s Chairman of the Board. The term of the Sublease is for 5 years and 3 months beginning on July 1, 2016 with monthly payments of $8,118. Upon execution of the Sublease, the Company paid a security deposit of $9,137 and $199,238 for prepaid rent of which $76,006 and $181,796 remain at December 31, 2017 and 2016, respectively. During the year ended December 31, 2017 and 2016, the Company incurred total rent expense of $98,877 and $24,354 under the Sublease, respectively. See below for future minimum rent payments due.

Future minimum lease payments inclusive of related tax required under the non-cancelable operating lease are as follows:

Fiscal year ending December 31:
2018	$101,844
2019	104,899
2020	108,046
2021	83,054
$397,843

Obligation to Fund CONtv

As discussed in Note 3, on November 16, 2015, pursuant to that certain A&R Operating Agreement for CONtv, the Company’s ownership interest in CONtv was reduced to 10%. In addition, the Company is only obligated to fund on-going costs in the amount of $25,000 in cash on an on-going monthly basis for a period of 12 months following the effective date.

For the years ended December 31, 2017 and 2016, the Company recognized $0 and $262,500 in losses from this venture, respectively.

As of December 31, 2017 and 2016, the Company has a balance due to CONtv of $224,241.

Stephen Shamus Lawsuit

On October 28, 2016, the Company filed a Complaint (the “SDNY Complaint”) and commenced a lawsuit in the United States District Court, Southern District of New York, against Stephen Shamus, the former Chief Marketing Officer of the Company whose employment was terminated on October 27, 2016 (the “SDNY Lawsuit”). In the SDNY Lawsuit, the Company alleges, among other things, breach of fiduciary duty, misappropriation of corporation assets, breach of contract, and conversion, against Mr. Shamus relating to the Company’s assertion that he used his position with the Company to improperly obtain memorabilia at the Company’s Comic Conventions which he would then sell and retain the profits from for his own benefit. On November 16, 2016, Mr. Shamus filed an Answer to the SDNY Complaint with counterclaims against the Company (the “SDNY Counterclaim”). The SDNY Counterclaim alleges breach of contract and unjust enrichment against the Company and seeks compensatory damages in the form of cash.

The lawsuit was concluded on February 15, 2017 with no financial impact on the Company’s financial statements.

Gareb Shamus Lawsuit

On December 16, 2016, the Company filed a Complaint (the “DNJ Complaint”) and commenced a lawsuit in the United States District Court, District of New Jersey (the “DNJ Lawsuit”), against Gareb Shamus, the founder and former Chief Executive Officer of the Company; Pivot Media LLC and 4 Brothers LLC, entities owned and operated by Gareb Shamus; Stephen Shamus, the former Chief Marketing Officer of the Company whose employment was terminated on October 27, 2016; Kenneth Shamus, a former director of the Company; Eric Weisblum; GEM Funding LLC; It’s All Normal LLC; and various other defendants (collectively, the “DNJ Defendants”). In the DNJ Complaint, the Company alleged that the DNJ Defendants violated Section 13(d) of the Securities and Exchange Act of 1934 and SEC Rules 13d-1 and 13d-5. The Company sought an injunction to compel the DNJ Defendants to make complete disclosure under Section 13(d) of the Exchange Act and to cure their past violations. The DNJ Lawsuit was concluded on February 15, 2017 with no financial impact on the Company’s financial statements.

Silverman Lawsuit

On January 11, 2017, Arden B. Silverman (“Silverman”), d/b/a Capital Asset Protection, filed a complaint (the “Silverman Complaint”) and commenced a lawsuit against the Company in the Superior Court of California, County of Los Angeles – Central District (the “Silverman Lawsuit”). Silverman brought the claim after being assigned the right title and interest in a claim against the Company by Rogers & Cowan, Inc., a California corporation (Rogers & Cowan). The Silverman Complaint alleges the Company owes $42,600 plus attorney’s fees to Silverman for services provided by Rogers & Cowan to the Company. On April 10, 2017, the Company filed a cross Cross-Complaint in the Silverman Lawsuit against Rogers and Cowan, among others (the “Cross-Complaint”). The Cross-Complaint seeks in excess of $90,000 from Rogers & Cowan, among others, and alleges, fraud, negligent misrepresentation, breach of written agreement; breach of covenant of good faith and fair dealings, and violations of Cal. Bus. & Prof. Code §§17200 et seq. The matters at issue in the Silverman lawsuit were resolved by way of a mutual settlement with no financial impact on the Company’s financial statements in June 2017.

Malinoff Dispute

Randall Malinoff, the Company’s former Chief Operating Officer, who departed from on the Company as of July 5, 2017, is currently engaged in a dispute with the Company. A complaint for breach of contract and various disability discrimination claims was filed after the Company terminated him for cause. The Company believes that the matter, which is set for trial in 2019, is wrongful and is without merit. The Company currently intends to proceed to trial on this matter.

With the exception of the foregoing disputes, the Company is not involved in any disputes and does not have any litigation matters pending which the Company believes could have a materially adverse effect on the Company’s financial condition or results of operations.